REVENUE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,761.3	$ 5,136.6
Intercompany revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(803.1)	(674.8)
Solid Waste
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,221.2	4,998.1
Solid Waste | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,950.1	3,113.6
Solid Waste | Landfill
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	837.7	677.4
Solid Waste | Transfer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	671.8	590.2
Solid Waste | Material recovery
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	346.3	358.8
Solid Waste | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	415.3	258.1
Solid Waste | Residential | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,488.8	1,243.9
Solid Waste | Commercial/industrial | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,461.3	1,869.7
Environmental Services | Gross Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,343.2	$ 813.3